Accounts Payable	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Accounts Payable
19.	ACCOUNTS PAYABLE

	December 31,
	2017	2018
	RMB	RMB
Third parties	93,324	83,418
China Telecom Group	22,682	20,983
China Tower	2,611	2,850
Other telecommunications operators in the PRC	704	636

	119,321	107,887

Amounts due to China Telecom Group and China Tower are payable in accordance with contractual terms which are similar to those terms offered by third parties.